Components of Deferred Taxes (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Deferred Income Tax Assets And Liabilities [Line Items]
Payroll payable	$ 679	$ 794
Accrued expenses	604	599
Allowance for doubtful accounts	247	546
Net operating loss carry-forwards	40	255
Total current deferred tax assets	1,570	2,194
Less: valuation allowance	(62)	(78)
Current deferred tax assets, net	1,508	2,116
Intangible assets	13	19
Property, plant and equipment	132	140
Net operating loss carry-forwards	346	314
Total non-current deferred tax assets	491	473
Less: valuation allowance	(337)	(268)
Non-current deferred tax assets, net	154	205
Intangible assets	15	39
Withholding tax on undistributed earnings	1,729	1,276
Total non-current deferred tax liabilities	$ 1,744	$ 1,315